Investment in Related Party (Tables)	12 Months Ended
Dec. 31, 2022
Investment In Related Party Abstract
Schedule of investment in related party
	Year ended December 31,
Group	2022	2021
	$000	$000
Investment in Accustem Sciences Inc	2,675	-
Movement in fair value	(869)	-
	1,806	-